Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of reconciliation of the effective rate of tax
	For the year ended December 31,
	2021	2020
Pretax net loss	$(93,378)	$(9,605)
Statutory tax rate	25%	22%
Income taxes calculated at the statutory tax rate	$(23,288)	$(2,113)
Non-deductible stock-compensation expense	898	—
Loss on warrant liability	5,452	—
Foreign tax rate differential	1,513	—
Transaction costs	(807)
Changes in valuation allowance	16,605	1,728
Other permanent tax items	374	385
Tax expense	$—	—
Effective rate of tax	0%	0%

Schedule of deferred tax assets and liabilities
	As of December 31,
	2021	2020
Deferred tax assets
Tax losses carryforwards	$16,295	$2,494
Stock-based compensation	2,861	—
Total deferred tax assets before valuation allowance	19,156	2,494
Valuation allowance	(19,121)	(2,397)
Total deferred tax assets	35	97
Deferred tax liabilities
Property and equipment	35	2
Prepayment and deferred income	—	95
Total deferred tax liabilities	35	97
Net deferred tax asset	$—	$—